Loss Per Share (Details) - Schedule of Loss Per Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2024 CNY (¥) ¥ / shares shares	Aug. 31, 2024 USD ($) $ / shares shares	Aug. 31, 2023 CNY (¥) ¥ / shares shares	Aug. 31, 2022 CNY (¥) ¥ / shares shares
Numerator used in basic and diluted loss per share:
Net loss attributable to Bright Scholar Education Holdings Limited from continuing operations | ¥	¥ (851,774)		¥ (359,687)	¥ (686,352)
Net loss attributable to Bright Scholar Education Holdings Limited from discontinued operations | ¥	(144,505)		(35,447)	(22,988)
Net loss attributable to Bright Scholar Education Holdings Limited shareholders	¥ (996,279)	$ (140,519)	¥ (395,134)	¥ (709,340)
Shares (denominator):
Weighted average ordinary shares outstanding used in calculating loss per share — basic | shares	118,669,795	118,669,795	118,669,795	118,697,495
Weighted average ordinary shares outstanding used in calculating loss per share — diluted | shares	118,669,795	118,669,795	118,669,795	118,697,495
Net loss per share attributable to ordinary shareholders - basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders basic | (per share)	¥ (7.18)	$ (1.01)	¥ (3.03)	¥ (5.79)
Net loss from continuing operations attributable to ordinary shareholders diluted | (per share)	(7.18)	(1.01)	(3.03)	(5.79)
Net loss from discontinued operations attributable to ordinary shareholders basic | (per share)	(1.22)	(0.17)	(0.3)	(0.19)
Net loss from discontinued operations attributable to ordinary shareholders diluted | (per share)	(1.22)	(0.17)	(0.3)	(0.19)
Net loss attributable to Bright Scholar Education Holdings Limited shareholders basic | (per share)	(8.4)	(1.18)	(3.33)	(5.98)
Net loss attributable to Bright Scholar Education Holdings Limited shareholders diluted | (per share)	¥ (8.4)	$ (1.18)	¥ (3.33)	¥ (5.98)